POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 4, 2014 TO THE PROSPECTUS
DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio
PowerShares DWA Emerging Markets Momentum Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Water Portfolio
PowerShares S&P International Developed High Quality Portfolio

Effective April 5, 2014, Joshua Betts no longer is a Portfolio Manager of each of the Funds. Accordingly, on that date, all information and references related to him are hereby removed from the Prospectus.

Please Retain This Supplement For Future Reference.

P-PS-PRO-8 SUP-1 040414

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 4, 2014 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 28, 2014

Effective April 5, 2014, Joshua Betts no longer is a Portfolio Manager of the PowerShares DWA Developed Markets Momentum Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed High Quality Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. Accordingly, on that date, all information and references related to him are hereby removed from the Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-1 040414